OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2019
Deferred Costs, Noncurrent [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

at December 31	2019	2018
(millions of Canadian $)

Employee post-retirement benefits (Note 24)	540	569
Operating lease obligations (Note 9)	476	—
Long-term contract liabilities (Note 5)	226	121
Fair value of derivative contracts (Note 25)	81	42
Asset retirement obligations	62	90
Guarantees	32	12
Other	197	174
	1,614	1,008